Net Income per Share	12 Months Ended
Dec. 31, 2018
Net Income per Share
Net Income per Share

11. Net Income per Share

Basic net income per share is computed using the weighted average number of the ordinary shares outstanding during the period. Options and RSUs are not considered outstanding in the computation of basic earnings per share (“EPS”). Diluted EPS is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the treasury stock method. For the years ended December 31, 2016, 2017 and 2018, options to purchase ordinary shares and RSUs of 8.1 million, 4.8 million and 2.2 million, respectively, as well as the number of “if converted” shares related to convertible debt of 6.8 million in 2018, were recognized as dilutive factors and included in the calculation of diluted net income per share. For the years ended December 31, 2016, 2017 and 2018, options and RSUs which were anti-dilutive and excluded from the calculation of diluted net income per share were 0.03 million, nil and 0.06 million, respectively. For the year ended December 31, 2017, 1.2 million shares convertible from the convertible debt were anti-dilutive and excluded from the calculation of diluted net income per share.

The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	Year Ended December 31,
	2016	2017	2018
	(In thousands, except per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to Weibo	$108,027	$352,590	$571,823
Denominator:
Weighted average ordinary shares outstanding	214,745	220,555	223,751
Basic net income per share attributable to Weibo	$0.50	$1.60	$2.56

Diluted net income per share calculation:
Numerator:
Net income attributable to Weibo	$108,027	$352,590	$571,823
Add: Effect on interest expenses and amortized issuance cost of convertible debt	—	—	15,390
Net income attributable for calculating diluted net income per share	108,027	352,590	587,213
Denominator:
Weighted average ordinary shares outstanding	214,745	220,555	223,751
Weighted average ordinary shares equivalents:
Effects of dilutive securities
Stock options	4,334	1,213	283
Unvested restricted share units	3,780	3,595	1,896
Convertible debt	—	—	6,753
Shares used in computing diluted net income per share attributable to Weibo	222,859	225,363	232,683
Diluted net income per share attributable to Weibo	$0.48	$1.56	$2.52